S000006645 [Member] Investment Strategy - Loomis Sayles Intermediate Duration Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). It is anticipated that the Fund’s weighted average duration will generally be between two and five years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated in one of the top four rating categories at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) or, if unrated, are determined by Loomis Sayles to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions for hedging and investment purposes.
The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. government securities, zero-coupon securities, collateralized loan obligations, mortgage-backed securities and other asset-backed securities, real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private credit investments.
The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, including short-term capital gains taxable as ordinary income, as well as increased trading costs, which may lower the Fund’s return.